EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of components of the change in net gains (losses) on equity securities
Proceeds from sales of available-for-sale fixed maturity securities, with the related gross realized gains and losses, are shown below:

FOR THE YEAR ENDED DEC.31, 2022 US$ MILLIONS	2022	2021	2020
Proceeds from sales of available-for-sale fixed maturity securities	$11,882	$2,001	$561
Gross realized gains	41	34	32
Gross realized losses	(204)	(19)	(29)
The components of the change in net gains (losses) on equity securities recognized in investment related gains (losses) in the statement of operations are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Unrealized gains (losses) on equity securities	$17	$(42)	$—
Net gains (losses) on equity securities sold	(28)	—	—
Net gains (losses) on equity securities	$(11)	$(42)	$—
Investment related gains (losses) are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Available-for-sale fixed maturity securities
Change in allowance for credit losses and impairments	$(30)	$—	$—
Net gains (losses) on disposals	(80)	14	3
Net gains (losses) on equity securities and equity method discontinuation	(55)	(42)	—
Mortgage loans and private loans
Change in allowance for credit losses and impairments	(57)	(16)	—
Net gains (losses) on disposals	(7)	—	—
Change in fair value of other invested assets and short-term investments	(1)	(4)	—
Net gains (losses) on derivatives	45	(7)	6
Total investment related gains (losses), net	$(185)	$(55)	$9

Schedule of equity securities by market sector distribution
Equity securities by market sector distribution are shown below, based on fair value:

IN PERCENTAGES	December 31, 2022	December 31, 2021
Consumer goods	5%	—%
Energy and utilities	3	—
Finance	66	2
Healthcare	5	12
Industrials	2	3
Information technology	14	80
Other	5	3
Total	100%	100%